Pension benefits - Change in Pension Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	$ 57.8	$ 97.0
Expected return on plan assets	1.2	3.7
Contribution by employer	1.2	8.7
Administration charges	(0.4)	(0.2)	$ (0.8)
Benefits paid	(2.0)	(3.0)
Change in unrecognized actuarial (loss) gain	(5.0)	(0.3)
Settlement	(23.0)	(51.8)
Foreign currency translations	2.6	3.7
Fair value of plan assets at end of year	$ 32.4	$ 57.8	$ 97.0